STOCK-BASED COMPENSATION (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.86%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years 9 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.80%	0.28%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	89.00%	87.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years	5 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.42%	0.71%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	370.00%	127.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	6 years 2 months 12 days	6 years